Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net
Useful life	20 years
Intangible assets gross	$ 1,014,730	$ 887,400
Less: Accumulated amortization	(306,981)	(270,428)
Total	707,749	616,972
Amortization expense	$ 25,254	$ 50,176
Intellectual property rights
Intangible Assets, Net
Useful life	20 years	20 years
Intangible assets gross	$ 22,800	$ 21,718
Patents and trademarks
Intangible Assets, Net
Useful life	20 years	20 years
Intangible assets gross	$ 991,930	$ 865,682